UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Unconstrained Bond Fund

Portfolio of Investments

July 31, 2011 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 24.8%
Financial Institutions - 11.3%
Banking - 5.6%
American Express Credit Corp.
6.625%, 9/24/12	GBP	200	$344,387
ANZ Capital Trust III
2.129%, 12/15/53 (a)	EUR	210	253,469
Bank of Scotland PLC
5.625%, 5/23/13		120	179,508
Barclays Bank PLC
4.75%, 3/15/20		160	157,482
BBVA International Preferred SA Unipersonal
5.919%, 4/18/17	U.S.$	300	246,000
Bear Stearns Cos. LLC (The)
1.913%, 7/27/12 (a)	EUR	140	200,949
Capital One Financial Corp.
7.375%, 5/23/14	U.S.$	170	193,302
Citigroup, Inc.
5.50%, 4/11/13		185	196,159
Commonwealth Bank of Australia
0.446%, 9/28/16 (a)		200	198,339
Deutsche Bank AG/London
4.875%, 5/20/13		181	191,775
Fifth Third Bank/Ohio
4.75%, 2/01/15		250	266,138
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		165	178,990
Lloyds TSB Bank PLC
4.375%, 1/12/15 (b)		195	199,733
Macquarie Group Ltd.
7.625%, 8/13/19 (b)		115	129,234
Merrill Lynch & Co., Inc.
1.73%, 5/30/14 (a)	EUR	250	348,034
Morgan Stanley
5.50%, 7/24/20	U.S.$	175	180,077
National Australia Bank Ltd.
3.75%, 3/02/15 (b)		90	94,815
National Capital Trust II
5.486%, 3/23/15 (b)		100	96,035
Royal Bank of Scotland NV
0.952%, 3/09/15 (a)		450	395,313
Santander International Debt SA
3.063%, 10/27/13 (a)	EUR	150	208,923
Societe Generale SA
2.50%, 1/15/14 (b)	U.S.$	180	180,681
Standard Chartered Bank
5.875%, 9/26/17 (b)	EUR	100	151,861
Swedbank AB
0.441%, 5/18/17 (a)	U.S.$	200	194,080
UBS AG/Stamford CT
5.875%, 7/15/16		195	214,779
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)		180	168,048

		Principal Amount (000)	U.S. $ Value
Wachovia Corp.
5.50%, 5/01/13	U.S.$	175	$188,379

			5,356,490

Brokerage - 1.3%
GFI Group, Inc.
8.375%, 7/19/18 (b)		1,200	1,200,000
Jefferies Group, Inc.
6.875%, 4/15/21		70	76,861

			1,276,861

Finance - 0.5%
General Electric Capital Corp.
4.80%, 5/01/13		225	239,285
SLM Corp.
1.67%, 11/15/11 (a)	EUR	155	220,336

			459,621

Insurance - 3.2%
Aetna, Inc.
6.75%, 12/15/37	U.S.$	257	308,465
Allied World Assurance Co. Ltd.
5.50%, 11/15/20		180	185,889
Allstate Corp. (The)
6.125%, 5/15/37		90	87,975
CIGNA Corp.
5.125%, 6/15/20		90	97,471
Coventry Health Care, Inc.
5.95%, 3/15/17		40	44,982
6.125%, 1/15/15		20	22,111
6.30%, 8/15/14		125	138,020
Genworth Financial, Inc.
6.515%, 5/22/18		230	220,935
Hartford Life Institutional Funding
5.375%, 1/17/12	GBP	150	248,933
Humana, Inc.
6.30%, 8/01/18	U.S.$	25	28,213
6.45%, 6/01/16		20	23,158
7.20%, 6/15/18		180	212,699
Lincoln National Corp.
8.75%, 7/01/19		47	60,996
Markel Corp.
7.125%, 9/30/19		60	70,013
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		1	1,101
MetLife, Inc.
6.40%, 12/15/36		500	495,518
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		165	210,699
Principal Financial Group, Inc.
7.875%, 5/15/14		115	133,367
Prudential Financial, Inc.
6.20%, 1/15/15		135	152,133
Series D
7.375%, 6/15/19		25	30,301
Swiss Re Capital I LP
6.854%, 5/25/16 (b)		105	102,945

		Principal Amount (000)	U.S. $ Value
UnitedHealth Group, Inc.
6.00%, 2/15/18	U.S.$	65	$75,432
WellPoint, Inc.
5.875%, 6/15/17		20	23,343
7.00%, 2/15/19		45	54,940

			3,029,639

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15		183	192,393

REITS - 0.5%
Digital Realty Trust LP
5.25%, 3/15/21		250	255,418
Health Care REIT, Inc.
4.95%, 1/15/21		180	183,356

			438,774

			10,753,778

Industrial - 10.3%
Basic - 1.5%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		115	115,880
ArcelorMittal
6.125%, 6/01/18		225	247,618
Dow Chemical Co. (The)
7.60%, 5/15/14		91	106,074
Georgia-Pacific LLC
5.40%, 11/01/20 (b)		57	60,297
International Paper Co.
9.375%, 5/15/19		160	211,553
Lubrizol Corp.
8.875%, 2/01/19		155	206,207
Packaging Corp. of America
5.75%, 8/01/13		180	193,302
PPG Industries, Inc.
5.75%, 3/15/13		220	235,942

			1,376,873

Capital Goods - 0.6%
CRH Finance BV
7.375%, 5/28/14	EUR	120	189,657
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	200	217,849
Tyco International Finance SA
8.50%, 1/15/19		150	194,652

			602,158

Communications - Media - 1.4%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)		225	254,606
CBS Corp.
8.20%, 5/15/14		155	181,995
Comcast Corp.
5.30%, 1/15/14		180	198,132

		Principal Amount (000)	U.S. $ Value
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14	U.S.$	70	$77,179
Reed Elsevier Capital, Inc.
7.75%, 1/15/14		215	246,361
Time Warner Cable, Inc.
7.50%, 4/01/14		150	173,175
WPP Finance UK
8.00%, 9/15/14		165	193,233

			1,324,681

Communications - Telecommunications - 2.0%
American Tower Corp.
5.05%, 9/01/20		140	144,072
Bell Canada
4.85%, 6/30/14	CAD	195	217,832
British Telecommunications PLC
8.75%, 12/07/16 (c)	GBP	100	202,457
Deutsche Telekom International Finance BV
7.125%, 9/26/12		110	191,380
Embarq Corp.
7.082%, 6/01/16	U.S.$	271	310,029
Koninklijke KPN NV
5.00%, 11/13/12	EUR	130	193,349
Qwest Corp.
8.875%, 3/15/12	U.S.$	172	179,740
United States Cellular Corp.
6.70%, 12/15/33		275	282,493
Vodafone Group PLC
2.001%, 1/13/12 (a)	EUR	150	215,406

			1,936,758

Consumer Cyclical - Automotive - 1.0%
American Honda Finance Corp.
5.125%, 10/03/12		150	222,418
Daimler Finance North America LLC
6.50%, 11/15/13	U.S.$	160	177,782
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		137	150,820
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)		146	155,614
Volvo Treasury AB
5.95%, 4/01/15 (b)		190	212,662

			919,296

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
6.25%, 4/30/16		165	194,048

Consumer Cyclical - Other - 0.4%
Carnival PLC
4.25%, 11/27/13	EUR	140	207,388

		Principal Amount (000)	U.S. $ Value
Marriott International, Inc.
Series J
5.625%, 2/15/13	U.S.$	185	$197,010

			404,398

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
6.60%, 3/15/19		85	102,146
Nordstrom, Inc.
6.25%, 1/15/18		180	212,533

			314,679

Consumer Non-Cyclical - 0.8%
Altria Group, Inc.
9.25%, 8/06/19		150	200,181
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		154	167,589
Fortune Brands, Inc.
3.00%, 6/01/12		90	91,109
Newell Rubbermaid, Inc.
5.50%, 4/15/13		32	34,054
Reynolds American, Inc.
7.625%, 6/01/16		173	210,894
Whirlpool Corp.
8.60%, 5/01/14		20	23,360

			727,187

Energy - 1.1%
Anadarko Petroleum Corp.
5.95%, 9/15/16		34	39,197
Hess Corp.
8.125%, 2/15/19		35	45,414
Nabors Industries, Inc.
9.25%, 1/15/19		160	209,035
Noble Energy, Inc.
8.25%, 3/01/19		153	200,369
Noble Holding International Ltd.
4.90%, 8/01/20		15	16,008
Valero Energy Corp.
6.875%, 4/15/12		215	223,842
Weatherford International Ltd./Bermuda
5.15%, 3/15/13		225	237,846
Williams Cos., Inc. (The)
7.875%, 9/01/21		72	91,156

			1,062,867

Technology - 0.5%
Agilent Technologies, Inc.
5.00%, 7/15/20		28	30,301
Motorola Solutions, Inc.
7.50%, 5/15/25		181	221,520
Xerox Corp.
8.25%, 5/15/14		165	194,054

			445,875

Transportation - Airlines - 0.2%
Southwest Airlines Co.

		Principal Amount (000)	U.S. $ Value
5.25%, 10/01/14	U.S.$	90	$97,907
5.75%, 12/15/16		70	78,596

			176,503

Transportation - Railroads - 0.2%
CSX Corp.
7.375%, 2/01/19		149	185,781

Transportation - Services - 0.1%
Ryder System, Inc.
7.20%, 9/01/15		71	84,073

			9,755,177

Utility - 2.3%
Electric - 1.2%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (b)		175	183,691
Ameren Corp.
8.875%, 5/15/14		113	131,581
Constellation Energy Group, Inc.
5.15%, 12/01/20		180	189,480
FirstEnergy Corp.
Series B
6.45%, 11/15/11		10	10,155
Nisource Finance Corp.
6.15%, 3/01/13		175	187,913
Ohio Power Co.
Series F
5.50%, 2/15/13		118	125,585
PPL Energy Supply LLC
6.50%, 5/01/18		180	206,896
TECO Finance, Inc.
4.00%, 3/15/16		45	47,848
5.15%, 3/15/20		55	59,766
Union Electric Co.
6.70%, 2/01/19		25	30,046

			1,172,961

Natural Gas - 1.1%
DCP Midstream LLC
9.75%, 3/15/19 (b)		155	206,344
Energy Transfer Partners LP
6.125%, 2/15/17		225	253,414
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14		225	250,890
EQT Corp.
8.125%, 6/01/19		35	43,675
Spectra Energy Capital LLC
8.00%, 10/01/19		170	213,923
Williams Partners LP
3.80%, 2/15/15		48	50,869

			1,019,115

			2,192,076

		Principal Amount (000)	U.S. $ Value
Non Corporate Sectors - 0.9%
Agencies - Not Government Guaranteed - 0.9%
Ecopetrol SA
7.625%, 7/23/19	U.S.$	58	$70,470
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)		416	457,600
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		290	317,991

			846,061

Total Corporates - Investment Grades (cost $21,776,520)			23,547,092

GOVERNMENTS - TREASURIES - 15.6%
Greece - 1.2%
Hellenic Republic Government Bond
Series 30YR
4.60%, 9/20/40	EUR	1,750	1,171,988

New Zealand - 3.7%
New Zealand Government Bond
Series 1111
6.00%, 11/15/11	NZD	3,015	2,674,501
Series 521
6.00%, 5/15/21		850	805,508

			3,480,009

Poland - 0.8%
Poland Government Bond
Series 0412
4.75%, 4/25/12	PLN	2,000	719,206

South Africa - 2.2%
South Africa Government Bond
Series R206
7.50%, 1/15/14	ZAR	13,850	2,109,577

United States - 7.7%
U.S. Treasury Bonds
3.875%, 8/15/40	U.S.$	1,825	1,744,587
4.25%, 11/15/40		1,080	1,101,093
4.375%, 5/15/41		900	936,846
U.S. Treasury Notes
1.375%, 9/15/12		3,500	3,542,109

			7,324,635

Total Governments - Treasuries (cost $13,447,463)			14,805,415

GOVERNMENTS - SOVEREIGN AGENCIES - 11.3%
Australia - 1.1%
Macquarie Bank Ltd.
2.60%, 1/20/12 (b)		265	267,776
Suncorp-Metway Ltd.
1.749%, 7/16/12 (a)(b)		750	760,871

			1,028,647

		Principal Amount (000)	U.S. $ Value
Denmark - 0.8%
Finance For Danish Industry
2.125%, 3/21/13	EUR	500	$722,187

Netherlands - 2.0%
ING Bank NV
2.625%, 2/09/12 (b)	U.S.$	340	343,774
NIBC Bank NV
3.125%, 2/17/12	EUR	530	766,626
SNS Bank NV
2.875%, 1/30/12		535	773,975

			1,884,375

New Zealand - 0.3%
ANZ National International Ltd./New Zealand
0.452%, 8/05/11 (a)(b)	U.S.$	300	300,005

South Korea - 1.0%
Export-Import BK Korea
6.60%, 11/04/13	IDR	7,720,000	920,302

United Kingdom - 3.5%
Lloyds TSB Bank PLC
2.75%, 3/16/12	GBP	475	787,892
Royal Bank of Scotland PLC (The)
0.964%, 5/11/12 (a)(b)	U.S.$	650	652,938
Skipton Building Society
2.00%, 4/05/12	GBP	480	792,998
West Bromwich Building Society
2.00%, 4/05/12		344	569,234
Yorkshire Building Society
2.00%, 3/30/12		323	533,207

			3,336,269

United States - 2.6%
General Electric Capital Corp.
4.00%, 6/15/12	EUR	192	280,776
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.50%, 12/08/11		1,535	2,219,314

			2,500,090

Total Governments - Sovereign Agencies (cost $10,180,951)			10,691,875

EMERGING MARKETS - SOVEREIGNS - 7.2%
Argentina - 0.4%
Argentina Bonos
7.00%, 10/03/15	U.S.$	400	391,067

Venezuela - 6.8%
Republic of Venezuela
7.65%, 4/21/25		10,000	6,450,000

Total Emerging Markets - Sovereigns (cost $6,357,890)			6,841,067

		Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.8%
Non-Agency Fixed Rate CMBS - 5.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	U.S.$	490	$527,600
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, 6/11/50		380	411,715
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
5.815%, 12/10/49		200	221,495
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.82%, 6/15/38		450	498,770
Series 2006-C5, Class A3
5.311%, 12/15/39		255	273,265
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		135	144,973
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		325	355,813
Series 2007-LD11, Class A4
5.817%, 6/15/49		572	619,355
Series 2007-LDPX, Class A3
5.42%, 1/15/49		325	344,953
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		390	424,623
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45		450	494,285
Series 2007-C31, Class A4
5.509%, 4/15/47		450	481,426
Series 2007-C32, Class A3
5.743%, 6/15/49		375	402,231

			5,200,504

Non-Agency Floating Rate CMBS - 0.3%
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.657%, 10/15/21 (a)(b)		190	179,577
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.669%, 3/06/20 (a)(b)		105	103,968

			283,545

Total Commercial Mortgage - Backed Securities (cost $5,110,242)			5,484,049

		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 3.8%
Industrial - 2.4%
Basic - 0.5%
United States Steel Corp.
6.65%, 6/01/37	U.S.$	238	$208,250
Weyerhaeuser Co.
7.375%, 3/15/32		204	219,320

			427,570

Capital Goods - 0.3%
Ardagh Glass Finance PLC
7.125%, 6/15/17 (b)	EUR	112	148,058
Case New Holland, Inc.
7.875%, 12/01/17 (b)	U.S.$	128	144,960

			293,018

Communications - Media - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.875%, 4/30/18		24	25,800
8.125%, 4/30/20		8	8,780
Intelsat Jackson Holdings SA
7.25%, 4/01/19 (b)		247	250,087
RR Donnelley & Sons Co.
4.95%, 4/01/14		175	181,125
Ziggo Bond Co. BV
8.00%, 5/15/18 (b)	EUR	85	124,885

			590,677

Communications - Telecommunications - 0.5%
Cricket Communications, Inc.
7.75%, 5/15/16	U.S.$	35	37,319
Sunrise Communications International SA
7.00%, 12/31/17 (b)	EUR	100	147,282
Wind Acquisition Finance SA
7.25%, 2/15/18 (b)	U.S.$	200	205,000
Windstream Corp.
7.875%, 11/01/17		55	58,781

			448,382

Consumer Cyclical - Other - 0.0%
Standard Pacific Corp.
10.75%, 9/15/16		35	39,900

Consumer Non-Cyclical - 0.4%
ARAMARK Corp.
3.754%, 2/01/15 (a)		200	196,500
HCA Inc.
7.58%, 9/15/25		65	61,263
Universal Health Services, Inc.
7.125%, 6/30/16		135	149,512

			407,275

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17		85	87,125

		Principal Amount (000)	U.S. $ Value
			$2,293,947

Financial Institutions - 1.4%
Banking - 0.2%
National Westminster Bank PLC
3.706%, 12/31/49 (a)	EUR	200	227,030

Brokerage - 0.3%
Lehman Brothers Holdings, Inc.
Zero Coupon, 5/25/10-1/12/12 (a)(d)	U.S.$	875	229,688

Finance - 0.7%
ILFC E-Capital Trust II
6.25%, 12/21/65 (b)		475	406,125
International Lease Finance Corp.
0.596%, 7/13/12 (a)		230	226,689

			632,814

Insurance - 0.2%
ING Capital Funding Trust III
Series 9
3.846%, 9/30/11 (a)		130	121,595
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		105	106,050

			227,645

			1,317,177

Total Corporates - Non-Investment Grades (cost $4,214,921)			3,611,124

MORTGAGE PASS-THRU’S - 3.2%
Agency Fixed Rate 30-Year - 2.6%
Federal National Mortgage Association
6.00%, 2/01/40		840	922,890
Series 2008
6.00%, 5/01/38		1,377	1,515,354

			2,438,244

Agency ARMs - 0.6%
Federal Home Loan Mortgage Corp.
Series 2006
6.131%, 12/01/36 (a)		66	69,921
Series 2007
5.762%, 4/01/37 (a)		328	349,969
Federal National Mortgage Association
Series 2006
5.767%, 11/01/36 (a)		173	181,122

			601,012

Total Mortgage Pass-Thru’s (cost $2,979,053)			3,039,256

		Principal Amount (000)	U.S. $ Value
BANK LOANS - 3.0%
Industrial - 1.5%
Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.44%-2.50%, 3/13/14 (a)	U.S.$	82	$78,987

Consumer Cyclical -Automotive - 0.7%
General Motors Holdings LLC
10/27/15 (e)		700	630,441

Consumer Cyclical - Other - 0.3%
Caesars Entertainment Operating Company Inc.
(fka Harrah’s Operating Company, Inc.)
3.25%, 1/28/15 (a)		315	283,191
November 2005 Land Investors, LLC
(North Las Vegas Consortium)
7.25%, 4/30/10 (a)(d)		519	0

			283,191

Technology - 0.4%
First Data Corporation
2.94%, 9/24/14 (a)		437	406,739

			1,399,358

Utility - 1.4%
Electric - 1.4%
FirstLight Power Resources, Inc.
(fka NE Energy, Inc.)
4.75%, 5/01/14 (a)		1,000	935,000
Texas Competitive Electric Holdings Company, LLC (TXU)
3.69%, 10/10/14 (a)		473	370,893

			1,305,893

Financial Institutions – 0.1%
Finance - 0.1%
CIT Group, Inc.
6.25%, 8/11/15 (a)		104	103,763

Total Bank Loans (cost $3,453,103)			2,809,014

ASSET-BACKED SECURITIES - 2.4%
Home Equity Loans - Floating Rate - 1.1%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M1
0.637%, 4/25/37 (a)(f)		175	3,626
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.466%, 1/20/36 (a)		146	128,096
Series 2007-2, Class M1
0.496%, 7/20/36 (a)		415	288,172

		Principal Amount (000)	U.S. $ Value
Master Asset Backed Securities Trust
Series 2006-NC3, Class M1
0.417%, 10/25/36 (a)(f)	U.S.$	12	$4
Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.377%, 6/25/37 (a)		430	269,009
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.547%, 3/25/37 (a)(f)		135	1,078
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.487%, 4/25/34 (a)		362	299,756

			989,741

Credit Cards - Floating Rate - 0.7%
BA Credit Card Trust
Series 2007-A9, Class A9
0.227%, 11/17/14 (a)		200	199,937
Discover Card Master Trust
Series 2009-A1, Class A1
1.487%, 12/15/14 (a)		185	186,991
Series 2009-A2, Class A
1.487%, 2/17/15 (a)		105	105,989
Series 2010-A1, Class A1
0.837%, 9/15/15 (a)		195	196,702

			689,619

Other ABS - Fixed Rate - 0.5%
CW Capital Cobalt Ltd.
Series 2006-C1, Class AMP1
5.501%, 8/15/48 (b)		573	479,783

Autos - Floating Rate - 0.1%
Wheels SPV LLC
Series 2009-1, Class A
1.737%, 3/15/18 (a)(b)		118	118,609

Home Equity Loans - Fixed Rate - 0.0%
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37		195	33,339
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (g)(h)		3	0

			33,339

Total Asset-Backed Securities (cost $3,225,149)			2,311,091

CMOs - 1.8%
Agency Floating Rate - 0.7%
Freddie Mac Reference REMICs
Series R008, Class FK
0.587%, 7/15/23 (a)		250	250,342

		Principal Amount (000)	U.S. $ Value
Freddie Mac REMICs
Series 3067, Class FA
0.537%, 11/15/35 (a)	U.S.$	481	$478,115

			728,457

Non-Agency Floating Rate - 0.7%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.263%, 12/25/35 (a)		108	69,905
Series 2007-OA3, Class M1
0.497%, 4/25/47 (a)(f)		120	705
Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.278%, 3/25/36 (a)		379	263,382
WaMu Mortgage Pass Through Certificates
Series 2007-OA5, Class 1A
1.013%, 6/25/47 (a)		470	307,067

			641,059

Non-Agency Fixed Rate - 0.4%
Bear Stearns Alt-A Trust
Series 2007-1, Class 21A1
5.138%, 1/25/47		363	207,219
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.256%, 6/25/46		331	132,247
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
2.663%, 12/25/35		24	23,970

			363,436

Total CMOs (cost $2,535,380)			1,732,952

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.6%
United States - 1.6%
Alameda Corridor Trnsp Auth CA
NPFGC
6.60%, 10/01/29		100	95,881
California ST Build America
7.55%, 4/01/39		240	294,939
Los Angeles Unified Sch Dist
6.758%, 7/01/34		240	283,082
New Jersey Turnpike Auth
7.102%, 1/01/41		240	296,676
New York City Trans Fin Auth
5.767%, 8/01/36		250	273,405
University of California
5.77%, 5/15/43		240	255,840

Total Local Governments - Municipal Bonds (cost $1,369,291)			1,499,823

		Principal Amount (000)	U.S. $ Value
QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Kazakhstan - 0.3%
KazMunayGas National Co.
9.125%, 7/02/18 (b)	U.S.$	200	$249,000

Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)		190	210,243

Russia – 0.5%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18 (b)		410	476,625

Total Quasi-Sovereigns (cost $801,649)			935,868

EMERGING MARKETS - CORPORATE BONDS - 0.8%
Financial Institutions - 0.6%
Insurance - 0.6%
Stoneheath RE
6.868%, 10/15/11		600	564,780

Industrial - 0.2%
Basic - 0.1%
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (b)		100	111,375

Communications - Media - 0.1%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (b)	EUR50		75,437

			186,812

Total Emerging Markets - Corporate Bonds
(cost $711,063)			751,592

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Hungary - 0.6%
Hungary Government International Bond
6.375%, 3/29/21	U.S.$	510	527,850

Poland - 0.1%
Poland Government International Bond
3.875%, 7/16/15		82	85,075
6.375%, 7/15/19		50	57,250

			142,325

Total Governments - Sovereign Bonds
(cost $637,996)			670,175

INFLATION-LINKED SECURITIES - 0.7%
United States - 0.7%
U.S. Treasury Inflation Index
3.00%, 7/15/12 (TIPS)
(cost $614,199)		603	626,474

		Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.5%
Options on Forward Contracts - 0.5%
AUD/JPY Expiration: Oct 2011, Exercise Price: JPY 75.00 (i)(j)		475,000	$227,155
AUD/USD Expiration: Oct 2011, Exercise Price: AUD 0.97 (i)(j)		950,000	213,222

Total Options Purchased - Puts (cost $791,257)			440,377

		Principal Amount (000)
EMERGING MARKETS - TREASURIES - 0.4%
DOMINICAN REPUBLIC - 0.4%
Dominican Republic
15.95%, 6/04/21(b)
(cost $412,856)	DOP	16,100	406,763

SUPRANATIONALS - 0.4%
European Bank for Reconstruction & Development
Series G
9.25%, 9/10/12
(cost $339,900)	BRL	595	388,138

		Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
Zions Bancorporation 9.50%
(cost $108,204)		6,200	163,742

COMMON STOCKS - 0.0%
Abitibibowater, Inc. (g)(i)
(cost $0)		275,000	0

SHORT-TERM INVESTMENTS - 19.3%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.06%(k)
(cost $1,341,366)		1,341,366	1,341,366

		Principal Amount (000)
U.S. Treasury Bill - 17.9%
U.S. Treasury Bill Zero Coupon, 8/04/11-10/06/11
(cost $16,999,357)	U.S.$	17,000	16,999,357

Total Short-Term Investments
(cost $18,340,723)			18,340,723

U.S. $ Value
Total Investments - 104.5%
(cost $97,407,810) (l)	$99,096,610
Other assets less liabilities - (4.5)%(m)	(4,284,755)

Net Assets - 100.0%	$94,811,855

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
CBOE VIX Futures	47	November 2011	$1,041,050	$1,031,650	$(9,400)
CBOE VIX Futures	44	August 2011	923,120	928,400	5,280
Euro-Schatz Futures	8	September 2011	1,235,102	1,246,482	11,380
Sold Contracts
Australian 10 Yr Treasury Bond Futures	7	September 2011	818,993	841,315	(22,322)
CBOE VIX Futures	47	September 2011	1,001,100	991,700	9,400
U.S. 5 Yr Treasury Note Futures	37	September 2011	4,379,586	4,493,476	(113,890)
U.S. Long Bond Futures	9	September 2011	1,114,101	1,153,125	(39,024)

					$(158,576)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
Canadian Dollar settling 8/19/11	720	$730,676	$753,129	$22,453
Swiss Franc settling 9/23/11	160	198,638	203,456	4,818
Citibank:
Australian Dollar settling 8/29/11	794	834,044	868,788	34,744
Euro settling 8/29/11	70	98,820	100,523	1,703
Euro settling 9/23/11	150	215,627	215,901	274
Great British Pound settling 8/19/11	1,867	3,052,758	3,063,416	10,658
Great British Pound settling 8/30/11	60	96,599	98,457	1,858
Great British Pound settling 9/23/11	470	764,400	771,045	6,645
Credit Suisse First Boston:
Australian Dollar settling 8/29/11	230	241,409	251,351	9,942
Chinese Yuan Renminbi settling 1/13/12	6,430	991,943	1,003,315	11,372
New Zealand Dollar settling 8/29/11	1,297	1,048,987	1,137,687	88,700
Swedish Krona settling 8/19/11	7,595	1,223,943	1,206,081	(17,862)
Swedish Krona settling 9/07/11	6,109	932,527	969,169	36,642
Deutsche Bank:
Swedish Krona settling 9/07/11	12,230	1,889,766	1,940,098	50,332
Goldman Sachs:
Brazilian Real settling 8/02/11	643	410,551	414,826	4,275

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.:
Brazilian Real settling 8/02/11	1,843	$1,159,384	$1,188,166	$28,782
Brazilian Real settling 8/02/11	2,486	1,597,378	1,602,992	5,614
Canadian Dollar settling 8/29/11	779	799,945	814,596	14,651
Japanese Yen settling 8/29/11	7,520	95,265	97,718	2,453
Norwegian Krone settling 8/29/11	5,478	992,022	1,015,797	23,775
South Korean Won settling 9/09/11	1,662,831	1,526,303	1,572,749	46,446
Swedish Krona settling 8/29/11	6,290	985,446	998,331	12,885
Swiss Franc settling 8/29/11	80	97,687	101,694	4,007
Sale Contracts
Barclays Capital Inc.:
South African Rand settling 8/19/11	6,413	943,652	957,146	(13,494)
Brown Brothers Harriman & Co.:
New Zealand Dollar settling 8/19/11	94	76,484	82,565	(6,081)
New Zealand Dollar settling 8/19/11	3,883	3,157,448	3,408,488	(251,040)
South African Rand settling 8/19/11	340	49,949	50,742	(793)
Swedish Krona settling 8/19/11	426	68,743	67,710	1,033
Citibank:
Canadian Dollar settling 8/19/11	190	193,199	198,314	(5,115)
Canadian Dollar settling 8/19/11	722	735,870	755,352	(19,482)
Canadian Dollar settling 8/29/11	552	574,546	577,659	(3,113)
Great British Pound settling 8/19/11	4,136	6,794,770	6,787,493	7,277
Japanese Yen settling 9/26/11	110,230	1,407,800	1,432,834	(25,034)
Credit Suisse First Boston:
Chinese Yuan Renminbi settling 1/13/12	6,430	997,673	1,003,315	(5,642)
Euro settling 8/19/11	6,655	9,705,458	9,559,099	146,359
Polish Zloty settling 8/19/11	1,961	720,153	703,454	16,699
Swedish Krona settling 8/19/11	7,300	1,176,420	1,159,252	17,168
Swiss Franc settling 9/07/11	800	957,179	1,016,722	(59,543)
Deutsche Bank:
Japanese Yen settling 8/29/11	86,242	1,076,886	1,120,666	(43,780)
Swiss Franc settling 9/07/11	1,550	1,890,244	1,970,581	(80,337)
Goldman Sachs:
Brazilian Real settling 8/02/11	643	413,373	414,826	(1,453)
Brazilian Real settling 9/02/11	643	408,206	411,452	(3,246)
Morgan Stanley & Co., Inc.:
Brazilian Real settling 8/02/11	1,843	1,184,005	1,188,166	(4,161)
Brazilian Real settling 8/02/11	2,486	1,571,925	1,602,991	(31,066)
Euro settling 8/29/11	682	980,310	979,543	767
Great British Pound settling 8/30/11	613	995,082	1,006,620	(11,538)
South Korean Won settling 9/09/11	1,158,059	1,091,685	1,095,323	(3,638)
Swiss Franc settling 8/29/11	917	1,088,579	1,166,037	(77,458)
Royal Bank of Scotland:
South African Rand settling 8/19/11	6,977	1,023,751	1,041,309	(17,558)
Westpac Banking Corp.:
Indonesian Rupiah settling 9/23/11	7,149,532	833,133	841,530	(8,397)

				$(77,499)

INTEREST RATE SWAP TRANSACTIONS
				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	JPY	242,500	2/16/13	0.45%	6 Month LIBOR	$(5,320)
Citibank	NOK	17,000	2/16/13	6 Month NIBOR	3.41%	10,826
Citibank		$2,900	2/16/13	1.05%	3 Month LIBOR	(35,763)
Citibank	AUD	2,540	6/14/16	6 Month BBSW	5.43%	35,757
Citibank	GBP	1,500	7/14/16	6 Month LIBOR	2.26%	20,627
Citibank	JPY	1,850,000	8/1/16	0.51%	6 Month LIBOR	0
Citibank	NZD	10,800	8/2/16	3 Month BKBM	4.48%	0
Credit Suisse First Boston	SEK	18,800	2/16/13	3 Month STIBOR	3.04%	37,412
Credit Suisse First Boston	EUR	2,150	2/16/13	6 Month EURIBOR	2.06%	17,521
Credit Suisse First Boston		$1,250	3/11/41	4.41%	3 Month LIBOR	(156,991)
Credit Suisse First Boston	NZD	3,000	6/8/16	3 Month BKBM	4.39%	(7,525)
Credit Suisse First Boston	AUD	2,200	7/21/16	6 Month BBSW	5.19%	6,656
Credit Suisse First Boston		21,500	7/29/16	6 Month BBSW	5.29%	143,694
Deutsche Bank	EUR	15,000	4/18/13	6 Month EURIBOR	2.41%	228,440
Deutsche Bank	CAD	2,250	7/25/16	3 Month CDOR	2.36%	20,013
Deutsche Bank	EUR	3,550	2/7/21	3.5%	6 Month EURIBOR	(220,212)
Deutsche Bank	GBP	870	7/13/21	6 Month LIBOR	3.31%	23,573
Deutsche Bank		$23,700	5/31/16	1.94%	3 Month LIBOR	(465,226)
Deutsche Bank		17,700	5/31/18	3 Month LIBOR	2.57%	427,121
JPMorgan Chase Bank, N.A.	GBP	1,340	11/10/12	6 Month LIBOR	1.41%	6,001
JPMorgan Chase Bank, N.A.		2,280	11/10/15	2.26%	6 Month LIBOR	(60,022)
JPMorgan Chase Bank, N.A.		$650	4/20/20	3.74%	3 Month LIBOR	(60,593)
JPMorgan Chase Bank, N.A.		950	4/26/20	3.77%	3 Month LIBOR	(90,551)
JPMorgan Chase Bank, N.A.	GBP	940	11/10/20	6 Month LIBOR	3.28%	37,856
JPMorgan Chase Bank, N.A.		$1,560	11/12/20	3 Month LIBOR	2.83%	11,529
Morgan Stanley		2,100	11/12/12	3 Month LIBOR	0.66%	6,411
Morgan Stanley	CAD	2,900	2/14/13	2.02%	3 Month CDOR	(26,011)
Morgan Stanley		$3,660	11/12/15	1.55%	3 Month LIBOR	(38,419)
Morgan Stanley	EUR	1,350	7/13/16	6 Month EURIBOR	2.59%	10,755
Morgan Stanley		1,680	7/22/16	6 Month EURIBOR	2.6%	14,155
Morgan Stanley	AUD	2,200	7/25/16	6 Month BBSW	5.21%	7,662

CREDIT DEFAULT SWAP CONTRACTS ON INDICES, CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank:
CDX NAIG-15 5 Year Index, 12/20/15*	(1.00)%	0.83%	$20,000	$(168,898)	$181,985	$13,087
Venezuela Government International Bond, 9.25% 9/15/27, 3/20/16*	(5.00)	9.41	6,550	1,074,564	(1,406,285)	(331,721)
Credit Suisse First Boston:
ASSA ABLOY AB, 6.52%, 6/22/16, 6/20/16*	(1.00)	0.61	500	(9,837)	11,734	1,897
Astrazeneca PLC, 7% 11/15/23, 6/20/16*	(1.00)	0.49	500	(12,784)	13,485	701
Baker Hughes Inc., 6.875% 1/15/29, 6/20/16*	(1.00)	0.47	510	(13,361)	13,895	534
Black & Decker Corp., 5.75% 11/15/16, 6/20/16*	(1.00)	0.45	500	(13,542)	15,277	1,735
BPB Ltd., 6.5% 3/17/10, 6/20/16*	(1.00)	0.60	500	(10,051)	9,745	(306)
Canadian National Railway Co., 6.375% 10/15/11, 6/20/16*	(1.00)	0.29	510	(17,940)	17,040	(900)
Deutsche Bahn Finance BV, 5% 7/24/19, 6/20/16*	(1.00)	0.51	500	(12,135)	12,233	98
Glaxosmithkline PLC, 4.375% 4/15/14, 6/20/16*	(1.00)	0.45	500	(13,685)	12,733	(952)
Hershey Co., 6.95% 8/15/12, 6/20/16*	(1.00)	0.52	500	(12,013)	12,759	746
Johnson & Johnson, 3.8% 5/15/13, 6/20/16*	(1.00)	0.38	510	(15,699)	15,970	271

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Kimberly-Clark Corp., 6.875% 2/15/14, 6/20/16*	(1.00)%	0.55%	$510	$(11,576)	$11,833	$257
Sanofi-Aventis, 3.375% 12/21/15, 6/20/16*	(1.00)	0.45	500	(13,570)	13,234	(336)
Schlumberger Ltd., 2.125% 6/1/23, 6/20/16*	(1.00)	0.43	510	(14,514)	14,412	(102)
Svenska Handelsbanken AB, 1.75% 3/8/10, 6/20/16*	(1.00)	0.73	500	(6,906)	12,233	5,327
Deutsche Bank:
Air Liquide, 4.375% 6/3/15, 6/20/16*	(1.00)	0.52	500	(12,034)	12,483	449
Covidien International, 6% 10/15/17, 6/20/16*	(1.00)	0.48	500	(12,898)	12,508	(390)
Freeport-Mcmoran Corp., 8.75% 6/1/11, 6/20/16*	(1.00)	0.19	500	(19,937)	19,093	(844)
Penerbangan Malaysia Bhd, 5.625% 3/15/16, 9/20/16*	(1.00)	0.93	7,000	(28,561)	20,394	(8,167)
Republic of Korea, 4.875% 9/22/14, 9/20/16*	(1.00)	1.04	7,000	12,124	(20,291)	(8,167)
Goldman Sachs:
Hellenic Republic, 5.9% 10/22/22, 6/20/16*	(0.00)	18.57	2,500	9,223	—	9,223
HSBC Securities Inc.:
France Government Bond OAT, 4.25% 4/25/19, 12/20/15*	(0.25)	1.09	750	26,358	(30,884)	(4,526)
Morgan Stanley:
CDX NAHY-16 5 Year Index, 6/20/16*	(5.00)	4.95	4,700	(39,167)	11,750	(27,417)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Coca-Cola Co., 5.75% 3/15/11, 6/20/16*	(1.00)%	0.36%	$500	$(15,778)	$15,074	$(704)
Penerbangan Malaysia Bhd, 5.625% 3/15/16, 9/20/16*	(1.00)	0.93	2,350	(10,631)	6,282	(4,349)
Pepsico Inc., 4.65% 2/15/13, 6/20/16*	(1.00)	0.38	510	(15,718)	14,153	(1,565)
Procter & Gamble Co., 4.95% 8/15/14, 6/20/16*	(1.00)	0.35	510	(16,527)	14,153	(2,374)
Republic of Korea, 4.875% 9/22/14, 9/20/16*	(1.00)	1.04	2,350	1,561	(5,118)	(3,557)
Syngenta AG, 4.125% 4/22/15, 6/20/16*	(1.00)	0.55	500	(11,244)	11,734	490
Target Corp., 5.375% 5/1/17, 6/20/16*	(1.00)	0.52	500	(12,019)	11,807	(212)
United Technologies Corp., 6.35% 3/1/11, 6/20/16*	(1.00)	0.41	510	(15,019)	13,895	(1,124)

Sale Contracts
Citibank:
CDX NAIG-15 5 Year Index, 12/20/15*	5.00	0.83	5,000	(1,487,347)	1,437,500	(49,847)
CDX NAIG-15 5 Year Index, 12/20/15*	5.00	0.83	5,000	(1,488,042)	1,393,750	(94,292)
CDX NAIG-9 5 Year Index, 12/20/12*	5.00	4.39	914	(214,224)	190,804	(23,420)
CDX NAIG-9 5 Year Index, 12/20/12*	5.00	0.00	762	(178,521)	145,255	(33,266)
Kinder Morgan Energy Partners, 5% 12/15/13, 6/20/16*	1.00	1.32	510	(6,918)	3,679	(3,239)
United Utilities PLC, 6.875% 8/15/28, 6/20/16*	1.00	1.00	500	488	(1,200)	(712)
Credit Suisse First Boston:

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Aegon NV, 4.125% 12/8/14, 6/20/16*	1.00%	1.88%	$510	$(19,444)	$16,541	$(2,903)
Arrow Electronics Inc., 6.875% 6/1/18, 6/20/16*	1.00	1.36	500	(7,717)	4,289	(3,428)
CDX NAHY-15 5 Year Index, 12/20/15*	5.00	4.51	2,500	(243,420)	175,000	(68,420)
Glencore International AG, 5.25% 10/11/13, 6/20/16*	1.00	2.85	500	(39,306)	13,565	(25,741)
Marks and Spencer PLC, 5.625% 3/24/14, 6/20/16*	1.00	1.55	500	(11,848)	12,421	573
Next PLC, 5.25% 9/30/13, 6/20/16*	1.00	1.25	500	(5,089)	5,223	134
Reliance Industries Ltd., 10.375% 6/24/16, 6/20/16*	1.00	1.68	510	(15,130)	11,609	(3,521)
Shaw Communications Inc., 8.25% 4/11/10, 6/20/16*	1.00	0.99	510	964	493	1,457
Transocean, Inc., 7.375% 4/15/18, 6/20/16*	1.00	1.19	500	(3,814)	5,693	1,879
Deutsche Bank:
Alcoa Inc., 5.72% 2/23/19, 6/20/16*	1.00	1.84	500	(18,341)	12,904	(5,437)
BAE Systems PLC, 10.75% 11/24/14, 6/20/16*	1.00	1.05	500	(585)	4,516	3,931
Finmeccanica SpA, 5.75%, 12/12/18, 6/20/16*	1.00	3.03	500	(42,953)	11,733	(31,220)
J Sainsbury PLC, 4.25% 7/16/14, 6/20/16*	1.00	1.41	500	(8,696)	7,565	(1,131)
JC Penney Corp. Inc., 6.375% 10/15/36, 6/20/16*	1.00	2.08	500	(23,505)	16,322	(7,183)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Masco Corp., 6.125% 10/3/16, 6/20/16*	1.00%	2.98%	$500	$(41,843)	$31,715	$(10,128)
Repubic of China, 4.75% 10/29/13, 9/20/16*	1.00	0.86	14,000	108,394	(92,061)	16,333
Safeway Inc., 7.25% 2/1/31, 6/20/16*	1.00	1.12	500	(2,170)	2,391	221
Unum Group, 7.375% 6/15/32, 6/20/16*	1.00	1.68	500	(14,852)	10,139	(4,713)
Morgan Stanley:
CDX NAHY-15 5 Year Index, 12/20/15*	5.00	4.51	3,600	86,232	(45,000)	41,232
CDX NAHY-15 5 Year Index, 12/20/15*	5.00	4.51	2,500	59,537	(45,313)	14,224
CDX NAIG-9 5 Year Index, 12/20/12	5.00	4.89	724	(169,595)	154,888	(14,707)
Daiwa Securities Group Inc., 2.08% 2/17/16, 6/20/16*	1.00	1.60	510	(13,184)	15,706	2,522
El Paso Corp., 6.875% 06/15/14, 6/20/16*	1.00	1.39	510	(8,420)	16,774	8,354
ICICI Bank Ltd., 5.5% 3/25/15, 6/20/16*	1.00	2.26	500	(27,140)	23,866	(3,274)
Repubic of China, 4.75% 10/29/13, 9/20/16*	1.00	0.86	4,700	37,382	(30,941)	6,441
Teck Resources Ltd., 7% 9/15/12, 6/20/16*	1.00	1.27	510	(5,709)	3,191	(2,518)
Telecom Italia SpA, 5.375% 1/29/19, 6/20/16*	1.00	3.02	510	(43,576)	19,781	(23,795)

*	Termination date

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Notional Amount	Premiums	Market Value
Call - AUD vs. JPY	JPY	85.75	01/10/12	$950	$22,220	$(21,275)
Call - NOK vs. GBP	NOK	8.6705	01/09/12	5,700	17,090	(19,519)
Call - SEK vs. USD	SEK	6.34	01/09/12	6,500	20,532	(40,298)
Put - AUD vs. USD	AUD	1.013	10/13/11	47,500	536,750	(287,375)
Put - AUD vs. JPY	JPY	79.50	10/13/11	23,750	303,820	(285,183)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Exercise Rate	Expiration Date	Notional Amount	Premiums	Market Value
1 Year Interest Rate Swap (OTC)	3 -Month USD-LIBOR	Citibank, N.A.	4.04%	03/08/12	$1,750	$45,500	$(119,516)
1 Year Interest Rate Swap (OTC)	3 -Month USD-LIBOR	Credit Suisse International	4.00	03/05/12	625	16,250	(39,958)
1 Year Interest Rate Swap (OTC)	3 -Month USD-LIBOR	Deutsche Bank AG	3.97	03/14/12	1,900	51,490	(115,935)

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2011.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate market value of these securities amounted to $10,484,876 or 11.1% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2011.
(d)	Security is in default and is non-income producing.
(e)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized loss of these unfunded loan commitments amounted to $630,441 and $12,943, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(f)	Illiquid security.
(g)	Fair valued.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of July 31, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007- A, Class A
9.79%, 3/25/37	4/04/07	$3,301	$0	0.00%

(i)	Non-income producing security.
(j)	One contract relates to 100 shares.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,311,399 and gross unrealized depreciation of investments was $(3,622,599), resulting in net unrealized appreciation of $1,688,800.
(m)	An amount of valued at $316,983 consisting of $25,913 and foreign currencies at $291,070 has been segregated to collateralize margin requirements for the open futures contracts outstanding at July 31, 2011.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBSW	-	AUD Bank Bill Reference Rate
BKBM	-	NZD Bank Bill Reference Rate
CDOR	-	Canadian Dealer Offered Rate
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
EURIBOR	-	Euro Interbank Offered Rate
FDIC	-	Federal Deposit Insurance Corporation
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
NPFGC	-	National Public Finance Guarantee Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TIPS	-	Treasury Inflation Protected Security

Portfolio Summary

July 31, 2011 (unaudited)

COUNTRY BREAKDOWN *

46.0%	United States
6.5%	Venezuela
5.6%	United Kingdom
3.8%	New Zealand
2.7%	Netherlands
2.3%	Australia
2.3%	South Africa
1.2%	Greece
1.1%	Russia
0.9%	South Korea
0.9%	Poland
0.7%	Denmark
0.6%	Japan
6.9%	Other
18.5%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Argentina, Bermuda, Brazil, Canada, Cayman Islands, Colombia, Czech Republic, Dominican Republic, France, Germany, Hungary, Ireland, Italy, Kazakhstan, Luxembourg, Malaysia, Spain, Supranational, Sweden and Switzerland.

AllianceBernstein Unconstrained Bond Fund

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporates - Investment Grades	$—	$23,547,092	$—	$23,547,092
Governments - Treasuries	—	14,805,415	—	14,805,415
Governments - Sovereign Agencies	—	10,691,875	—	10,691,875
Emerging Markets - Sovereigns	—	6,841,067	—	6,841,067
Commercial Mortgage-Backed Securities	—	2,758,178	2,725,871	5,484,049
Corporates - Non-Investment Grades	—	3,611,124	—	3,611,124
Mortgage Pass-Thru’s	—	3,039,256	—	3,039,256
Bank Loans	—	—	2,809,014	2,809,014
Asset-Backed Securities	—	808,228	1,502,863	2,311,091
CMOs	—	728,457	1,004,495	1,732,952
Local Governments - Municipal Bonds	—	1,499,823	—	1,499,823
Quasi-Sovereigns	—	935,868	—	935,868
Emerging Markets - Corporate Bonds	—	751,592	—	751,592
Governments - Sovereign Bonds	—	670,175	—	670,175
Inflation-Linked Securities	—	626,474	—	626,474
Options Purchased - Puts	—	—	440,377	440,377
Emerging Markets - Treasuries	—	—	406,763	406,763
Supranationals	—	388,138	—	388,138
Preferred Stocks	163,742	—	—	163,742
Short-Term Investments	18,340,723	—	—	18,340,723

Total Investments in Securities	18,504,465	71,702,762	8,889,383	99,096,610
Other Financial Instruments*:
Assets
Credit Default Swaps	—	132,116	—	132,116
Interest Rate Swaps	—	1,066,009	—	1,066,009
Futures Contracts	26,060	—	—	26,060	†
Forward Currency Exchange Contracts	—	612,332	—	612,332
Liabilities
Credit Default Swaps	—	(810,608)	—	(810,608)
Interest Rate Swaps	—	(1,166,633)	—	(1,166,633)
Futures Contracts	(184,636)	—	—	(184,636	) †
Forward Currency Exchange Contracts	—	(689,831)	—	(689,831)
Options Written	—	—	(929,059)	(929,059)

Total	$18,345,889	$70,846,147	$7,960,324	$97,152,360

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	Only variation margin receivable/payable at period end is reported within the statements of assets and liabilities. Cumulative appreciation/depreciation of futures contracts is reported in the portfolio of investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Commercial Mortgage - Backed Securities	Corporates - Non- Investment Grades	Bank Loans	Asset-Backed Securites
Balance as of 10/31/10	$2,209,971	$143,703	$2,215,140	$1,214,000
Accrued discounts/(premiums)	195	(563)	19,629	(278)
Realized gain (loss)	75,407	—	(43,712)	(192,530)
Change in unrealized appreciation/depreciation	(13,257)	4,142	60,226	792,916
Purchases	610,786	—	1,056,823	536,728
Sales	(638,657)	—	(499,092)	(847,973)
Transfers into Level 3	481,426	—	—	—
Transfers out of Level 3	—	(147,282)	—	—

Balance as of 7/31/11	$2,725,871	$—	$2,809,014	$1,502,863

Net change in unrealized appreciation/depreciation from investments held as of 7/31/11	$82,536	$—	$(13,379)	$75,161

	CMOs	Options Purchased - Puts	Emerging Markets - Treasuries	Options Written
Balance as of 10/31/10	$1,224,207	$—	$—	$—
Accrued discounts/(premiums)	(392)	—	79	—
Realized gain (loss)	(273,289)	—	—	(9,834)
Change in unrealized appreciation/depreciation	650,476	(350,880)	(6,093)	84,593
Purchases	—	791,257	412,777	(1,042,902)
Sales	(596,507)	—	—	39,084
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 7/31/11	$1,004,495	$440,377	$406,763	$(929,059)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/11	$14,310	$(350,880)	$(6,093)	$(1,971,961)

	Total
Balance as of 10/31/10	$7,007,021
Accrued discounts/(premiums)	18,670
Realized gain (loss)	(443,958)
Change in unrealized appreciation/depreciation	1,222,123
Purchases	2,365,469
Sales	(2,543,145)
Transfers into Level 3	481,426
Transfers out of Level 3	(147,282)

Balance as of 7/31/11	$7,960,324

Net change in unrealized appreciation/depreciation from investments held as of 7/31/11	$(2,170,306	) **

** The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2011